PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

(6)     PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2017	December 31, 2018
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	503,411	599,992
Furniture, fixtures and office equipment	1,530,485	1,437,949
Motor vehicles	1,986,506	1,986,506
Software	1,156,779	1,156,779
Leasehold improvements	5,842,420	695,185
	64,068,814	58,925,624
Less: accumulated depreciation and amortization	(21,766,182)	(21,494,883)
Property and equipment, net	42,302,632	37,430,741

Total depreciation expense recognized for the year ended March 31, 2017, nine months ended December 31, 2017 and the year ended December 31, 2018 is allocated to the following expense items:

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB

Cost of revenues	1,859,678	1,384,157	3,802
Research and development	921,720	641,793	640,372
Sales and marketing	136,243	111,226	122,199
General and administrative	801,952	626,395	417,295
Other operating income, net	—	—	1,782,454
Total depreciation expense	3,719,593	2,763,571	2,966,122